111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 October 3, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on behalf of MFS® Aggressive Growth Allocation Fund, MFS® Blended Research Growth Equity Fund, MFS® Blended Research Mid Cap Equity Fund, MFS® Blended Research Small Cap Equity Fund, MFS® Blended Research Value Equity Fund, MFS® Conservative Allocation Fund, MFS® Emerging Markets Equity Fund, MFS® Growth Allocation Fund, MFS® International Diversification Fund, MFS® International Growth Fund, MFS® International Value Fund, MFS® Managed Wealth Fund, and MFS® Moderate Allocation Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 140 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on September 27, 2018.

Please call the undersigned at (617) 954-4384 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President & Counsel

ASM/ccs